UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           -----------------------------------------
Address:   645 Fifth Avenue Suite 1200
           -----------------------------------------
           New York, NY 10022
           -----------------------------------------

Form  13F  File  Number:
                         ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   Gulbir Madan
        -------------------------
Title:  General Partner
        -------------------------
Phone:  (212) 838-0870
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gulbir Madan                       New York                       4/11/2002
----------------                       --------                       ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                    N/A
                                              -----------

Form  13F  Information  Table  Entry  Total:           10
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 5,665,414
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Agere Systems, Inc             COM              00845V100   194500   50000          sole              50000      0    0
Brocade Communications Systems COM              111621108  1755000   65000          sole              65000      0    0
Inc.
Conseco, Inc.                  COM              208464107   181000   50000          sole              50000      0    0
Maxtor Corporation             COM              577729205   116065   16700          sole              16700      0    0
Terayon Communications         COM              880775101   610568   72001          sole              72001      0    0
Systems, Inc.
Tripath Technology, Inc.       COM              89672P104   241416  143700          sole             143700      0    0
Veritas Software Corporation   COM              923436109  1775115   40500          sole              40500      0    0
Western Digital Communication  COM              958102105   311500   50000          sole              50000      0    0
Call Marvell Technology Group  CALL             G5876H9EH   254000     400          sole                400      0    0
Ltd.@ 40 expire 5/18/2002
Call Marvell Technology Group  CALL             G5876H9HH   226250     250          sole                250      0    0
Ltd.@ 40 expire 8/17/2002